UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

   /s/ Lance Wayne Hollingsworth         Memphis, TN             May 10, 2013
   -----------------------------         -----------             ------------
         [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:            1
                                         -----------

Form 13F Information Table Value Total:  $       281
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------- --------- ----------- -------------------- ---------- -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                  TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   --------------------------
         NAME OF ISSUER            CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- -------- -------- --------
DIRECTV                           COM      25490A309         281       5,608 SH       SOLE                   5,608